PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$

Electronics and office equipment	43,315	54,615	7,943
Motor vehicles	11,804	11,893	1,730
Leasehold improvements	106,904	118,925	17,297

Property and equipment, cost	162,023	185,433	26,970
Less: Accumulated depreciation	(56,521)	(88,238)	(12,834)

Property and equipment, net	105,502	97,195	14,136